Property, Plant And Equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 19,761	$ 20,661	$ 19,289
Operating leases, rent expense			4,953	4,482	5,025
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition			2,914	361	35
Operating leases, future minimum payments due, current	$ 3,945		3,945
Operating leases, future minimum payments, due in two years	3,686		3,686
Operating leases, future minimum payments, due in three years	3,414		3,414
Operating leases, future minimum payments, due in four years	2,968		2,968
Operating leases, future minimum payments, due in five years	2,659		2,659
Operating leases, future minimum payments, due thereafter	9,256		9,256
Capital leases, future minimum payments due, current	142		142
Capital leases, future minimum payment, due in two years	90		90
Capital leases, future minimum payment, due in three years	100		100
Capital leases, future minimum payment, due in four years	103		103
Capital leases, future minimum payments, due in five years	115		115
Capital leases, future minimum payment,due thereafter	1,268		1,268
Copper Network Assets [Member]
Property, Plant and Equipment [Line Items]
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition	$ 2,883
Wireless Assets [Member]
Property, Plant and Equipment [Line Items]
Long-Lived Assets, Impairment		$ 278
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 2,810	$ 2,362	$ 1,660